UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2021
Date of reporting period: December 31, 2021

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS VALUE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio (the “Fund”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Value Portfolio underperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the twelve-month period ended December 31, 2021 (the “period”). The Fund delivered a total return of 17.85%, versus a 28.71% return for the S&P 500®. The sectors1 within the Index that reported the strongest performance were Energy (up 55%), Real Estate (up 46%), and Information Technology (up 36%). The sectors within the Index that reported the weakest performance were Utilities (up 18%), Consumer Staples (up 19%), and Industrials (up 21%).

Detractors from Performance

The Fund’s Consumer Discretionary holdings were the most important detractor2 from performance both on an absolute basis and relative to the Index. The Fund’s holdings underperformed the S&P 500® sector (down 41%, versus up 24%). New Oriental Education & Technology3 (down 88%) was the largest detractor during the period. The Fund completely liquidated its position in New Oriental Education & Technology after the Chinese government placed new regulations on the company related to after-school tutoring and private educational services, one of which is mandating that it must now be registered as a non-profit organization. Alibaba (down 48%), Vroom (down 68%), Naspers (down 24%), and Prosus (down 23%) were among the weaker performers from this sector. Vroom was a new holding during the period.

The Fund’s Industrials holdings were an important detractor from performance on both an absolute and relative basis. The Fund’s holdings underperformed the Index sector (down 45%, versus up 21%) but a smaller average weighting (4%, versus 8% for the Index) in this lesser performing sector somewhat offset the impact from the weaker stock selection. The Fund held private equity shares of China ride hailing company Didi Chuxing. In June 2021, the company was renamed DiDi Global and shortly thereafter completed its initial public offering (“IPO”). DiDi Global was a top detractor from performance primarily due to its performance subsequent to the IPO. Including its pre-IPO performance, DiDi Global decreased 48% during the period.
Compared to the Index, the Fund suffered due to its weaker performing Health Care holdings. The Fund’s holdings were up 12%, versus up 26% for the Index sector. Viatris (down 26%) was a key detractor. The Fund also had no exposure in Energy and Real Estate, the highest performing sectors of the S&P 500®, and relative performance suffered as a result.

Additional individual detractors from performance were Vimeo (down 60%), AIA Group (down 17%), and Ping An Insurance (down 19%). Vimeo was spun off from IAC/InterActiveCorp and Ping An Insurance was a new purchase during the period.

The Fund had an average weighting of 16% of net assets in foreign securities. The Fund’s foreign holdings significantly underperformed the U.S. holdings (down 35%, compared to up 34%).

Contributors to Performance
The Fund’s largest weighting was in Financials (average weight of 45%, compared to the Index sector’s 12%). These holdings were a significant contributor to both absolute and relative performance. The Fund’s holdings outperformed the Index sector (up 34%, versus up 31%). Of the top ten contributors during the period, seven were from the Financials sector including Wells Fargo (up 61%), Capital One Financial (up 49%), Berkshire Hathaway (up 30%), American Express (up 37%), Bank of New York Mellon (up 41%), JPMorgan Chase (up 28%), and U.S. Bancorp (up 24%). Capital One Financial, Wells Fargo, and Berkshire Hathaway were all top five holdings at the end of the period, representing 7.78%, 7.75%, and 6.81% of net assets, respectively.

The Fund’s holdings in the Communication Services sector were also beneficial to performance on both an absolute and relative basis. The Fund’s Communication Services holdings outperformed the Index sector (up 37%, versus up 22%). Alphabet (up 65%), the parent company of Google, continued to be a large holding at the end of the period, representing 7.25% of net assets. Meta Platforms (up 23%), formerly known as Facebook, was also a strong performer.

The Fund’s Information Technology position was a key performer. The Fund’s holdings outperformed the Index sector (up 46%, versus up 36%). Applied Materials (up 84%) was the top contributor to performance during the period.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio’s principal risks are: stock market risk, common stock risk, financial services risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2021, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2011

Average Annual Total Return for periods ended December 31, 2021

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	17.85%	12.84%	12.77%	6.96%	0.65%	0.65%
Standard & Poor’s 500® Index	28.71%	18.46%	16.54%	7.68%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VALUE PORTFOLIO	Fund Overview
December 31, 2021

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/21 Net Assets)		(% of 12/31/21 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	83.62%	Diversified Financials	21.20%	4.89%
Common Stock (Foreign)	14.62%	Banks	20.39%	3.96%
Short-Term Investments	1.79%	Information Technology	17.21%	29.17%
Other Assets & Liabilities	(0.03)%	Media & Entertainment	13.97%	8.99%
	100.00%	Retailing	10.23%	6.82%
		Health Care	7.34%	13.29%
		Insurance	5.73%	1.83%
		Transportation	1.35%	1.75%
		Food, Beverage & Tobacco	0.97%	2.87%
		Materials	0.90%	2.56%
		Telecommunication Services	0.65%	1.17%
		Food & Staples Retailing	0.03%	1.40%
		Capital Goods	0.03%	5.16%
		Other	–	16.14%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/21 Net Assets)

Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	8.00%
Capital One Financial Corp.	Consumer Finance	7.78%
Wells Fargo & Co.	Banks	7.75%
Alphabet Inc.*	Media & Entertainment	7.25%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	6.81%
Amazon.com, Inc.	Retailing	5.03%
Meta Platforms, Inc., Class A	Media & Entertainment	4.89%
Bank of New York Mellon Corp.	Capital Markets	4.21%
U.S. Bancorp	Banks	3.91%
JPMorgan Chase & Co.	Banks	3.90%

*Alphabet Inc. holding includes Class A and Class C.

DAVIS VALUE PORTFOLIO	Fund Overview – (Continued)
December 31, 2021

New Positions Added (01/01/21-12/31/21)
(Highlighted positions are those greater than 1.00% of the Fund’s 12/31/21 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/21 Net Assets
Coupang, Inc., Class A	Retailing	03/11/21	0.76%
Darling Ingredients Inc.	Food, Beverage & Tobacco	06/25/21	0.96%
JD.com, Inc., Class A, ADR	Retailing	08/20/21	1.31%
Missfresh Ltd., Class B, ADS	Food & Staples Retailing	06/25/21	0.03%
Ping An Insurance (Group) Co.
of China, Ltd. - H	Life & Health Insurance	07/14/21	1.27%
Teck Resources Ltd., Class B	Materials	09/24/21	0.89%
Vroom, Inc.	Retailing	03/10/21	0.32%

Positions Closed (01/01/21-12/31/21)
(Gains and losses greater than $4,000,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Carrier Global Corp.	Capital Goods	05/27/21	$6,186,230
CVS Health Corp.	Health Care Equipment & Services	10/07/21	88,731
New Oriental Education & Technology
Group, Inc., ADR	Consumer Services	07/29/21	(4,773,810)
Raytheon Technologies Corp.	Capital Goods	11/16/21	2,355,350

DAVIS VALUE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2021. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)	Expenses Paid During Period* (07/01/21-12/31/21)
Actual	$1,000.00	$963.18	$3.32
Hypothetical	$1,000.00	$1,021.83	$3.41

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.67%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS VALUE PORTFOLIO	Schedule of Investments
December 31, 2021

	Shares	Value (Note 1)
COMMON STOCK – (98.24%)
COMMUNICATION SERVICES – (14.36%)
Media & Entertainment – (13.72%)
Alphabet Inc., Class A *	3,250	$9,415,380
Alphabet Inc., Class C *	2,213	6,403,515
IAC/InterActiveCorp *	21,620	2,825,950
Liberty TripAdvisor Holdings, Inc., Series A *	6,088	13,211
Meta Platforms, Inc., Class A *	31,720	10,669,022
Vimeo, Inc. *	35,100	630,396
		29,957,474
Telecommunication Services – (0.64%)
Liberty Global plc, Series C *	49,290	1,384,556
	Total Communication Services	31,342,030
CONSUMER DISCRETIONARY – (10.05%)
Retailing – (10.05%)
Alibaba Group Holding Ltd., ADR (China)*	17,780	2,112,086
Amazon.com, Inc. *	3,296	10,989,985
Coupang, Inc., Class A (South Korea)*	56,282	1,653,565
JD.com, Inc., Class A, ADR (China)*	40,780	2,857,454
Naspers Ltd. - N (South Africa)	4,990	774,100
Prosus N.V., Class N (Netherlands)	34,034	2,849,118
Vroom, Inc. *	64,420	695,092
	Total Consumer Discretionary	21,931,400
CONSUMER STAPLES – (0.99%)
Food & Staples Retailing – (0.03%)
Missfresh Ltd., Class B, ADS (China)*	15,000	75,150
Food, Beverage & Tobacco – (0.96%)
Darling Ingredients Inc. *	30,090	2,084,936
	Total Consumer Staples	2,160,086
FINANCIALS – (46.48%)
Banks – (20.03%)
Danske Bank A/S (Denmark)	180,500	3,121,145
DBS Group Holdings Ltd. (Singapore)	273,277	6,623,053
JPMorgan Chase & Co.	53,828	8,523,664
U.S. Bancorp	152,000	8,537,840
Wells Fargo & Co.	352,524	16,914,102
		43,719,804
Diversified Financials – (20.82%)
Capital Markets – (4.21%)
Bank of New York Mellon Corp.	158,310	9,194,645
Consumer Finance – (9.80%)
American Express Co.	26,999	4,417,036
Capital One Financial Corp.	117,020	16,978,432
		21,395,468
Diversified Financial Services – (6.81%)
Berkshire Hathaway Inc., Class A *	33	14,871,846
		45,461,959

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2021

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (5.63%)
Life & Health Insurance – (3.19%)
AIA Group Ltd. (Hong Kong)	414,800	$4,181,221
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	386,500	2,783,179
		6,964,400
Property & Casualty Insurance – (2.44%)
Chubb Ltd.	15,950	3,083,294
Loews Corp.	23,460	1,355,050
Markel Corp. *	720	888,480
		5,326,824
		12,291,224
	Total Financials	101,472,987
HEALTH CARE – (7.21%)
Health Care Equipment & Services – (4.66%)
Cigna Corp.	30,177	6,929,544
Quest Diagnostics Inc.	18,710	3,237,017
		10,166,561
Pharmaceuticals, Biotechnology & Life Sciences – (2.55%)
Viatris Inc.	412,290	5,578,284
	Total Health Care	15,744,845
INDUSTRIALS – (1.35%)
Capital Goods – (0.03%)
Orascom Construction PLC (United Arab Emirates)	13,155	64,591
Transportation – (1.32%)
DiDi Global Inc., Class A, ADS (China)*	579,306	2,884,944
	Total Industrials	2,949,535
INFORMATION TECHNOLOGY – (16.91%)
Semiconductors & Semiconductor Equipment – (15.41%)
Applied Materials, Inc.	111,020	17,470,107
Intel Corp.	162,330	8,359,995
Texas Instruments Inc.	41,440	7,810,197
		33,640,299
Software & Services – (1.50%)
Microsoft Corp.	9,730	3,272,394
	Total Information Technology	36,912,693
MATERIALS – (0.89%)
Teck Resources Ltd., Class B (Canada)	67,220	1,937,280
	Total Materials	1,937,280
TOTAL COMMON STOCK – (Identified cost $107,903,356)		214,450,856
SHORT-TERM INVESTMENTS – (1.79%)
StoneX Financial Inc. Joint Repurchase Agreement, 0.04%, 01/03/22, dated 12/31/21, repurchase value of $2,049,007 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.50%-9.50%, 04/01/22-01/15/59, total market value $2,089,980)	$2,049,000	2,049,000

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2021

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 01/03/22, dated 12/31/21, repurchase value of $1,865,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-3.00%, 06/01/35-01/01/52, total market value $1,902,300)	$1,865,000	$1,865,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,914,000)		3,914,000
		Total Investments – (100.03%) – (Identified cost $111,817,356)	218,364,856
		Liabilities Less Other Assets – (0.03%)	(68,706)
		Net Assets – (100.00%)	$218,296,150

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2021

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$218,364,856
Cash	2,551
Receivables:
Capital stock sold	71,268
Dividends and interest	121,272
Prepaid expenses	7,782
Total assets	218,567,729
LIABILITIES:
Payables:
Capital stock redeemed	60,941
Accrued audit fees	14,896
Accrued custodian fees	76,905
Accrued investment advisory fees	104,235
Other accrued expenses	14,602
Total liabilities	271,579
NET ASSETS	$218,296,150
SHARES OUTSTANDING	24,298,861
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$8.98
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$24,299
Additional paid-in capital	108,253,096
Distributable earnings	110,018,755
Net Assets	$218,296,150

*Including:
Cost of investments	$111,817,356

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Operations
For the year ended December 31, 2021

INVESTMENT INCOME:
Income:
Dividends*		$2,666,042
Interest		3,500
Net securities lending fees		25,352
Total income		2,694,894
Expenses:
Investment advisory fees (Note 3)	$1,259,106
Custodian fees	89,173
Transfer agent fees	14,588
Audit fees	21,728
Legal fees	5,550
Accounting fees (Note 3)	9,000
Reports to shareholders	4,890
Directors’ fees and expenses	70,156
Registration and filing fees	55
Miscellaneous	23,600
Total expenses		1,497,846
Net investment income		1,197,048
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		35,185,132
Foreign currency transactions		(2,126)
Net realized gain		35,183,006
Net increase in unrealized appreciation		1,361,114
Net realized and unrealized gain on investments and foreign currency transactions		36,544,120
Net increase in net assets resulting from operations		$37,741,168
*Net of foreign taxes withheld of		$14,579

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2021	2020
OPERATIONS:
Net investment income	$1,197,048	$1,359,745
Net realized gain from investments and foreign currency transactions	35,183,006	9,626,503
Net increase in unrealized appreciation on investments and foreign currency transactions	1,361,114	10,719,257
Net increase in net assets resulting from operations	37,741,168	21,705,505
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(37,073,808)	(6,741,432)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	5,262,431	(19,665,840)
Total increase (decrease) in net assets	5,929,791	(4,701,767)
NET ASSETS:
Beginning of year	212,366,359	217,068,126
End of year	$218,296,150	$212,366,359

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
December 31, 2021

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Fund’s investments and thus Fund performance. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2021

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$31,342,030	$–	$–	$31,342,030
Consumer Discretionary	21,931,400	–	–	21,931,400
Consumer Staples	2,160,086	–	–	2,160,086
Financials	101,472,987	–	–	101,472,987
Health Care	15,744,845	–	–	15,744,845
Industrials	2,949,535	–	–	2,949,535
Information Technology	36,912,693	–	–	36,912,693
Materials	1,937,280	–	–	1,937,280
Short-Term Investments	–	3,914,000	–	3,914,000
Total Investments	$214,450,856	$3,914,000	$–	$218,364,856

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2021. The net increase in unrealized appreciation during the period on Level 3 securities was $1,827,136. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance at January 1, 2021	Cost of Purchases	Proceeds from Sales	Net Increase in Unrealized Appreciation	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3*	Ending Balance at December 31, 2021
Investments in Securities:
Preferred Stock	$4,857,320	$–	$–	$1,827,136	$–	$–	$(6,684,456)	$–
Total Level 3	$4,857,320	$–	$–	$1,827,136	$–	$–	$(6,684,456)	$–

* During the year ended December 31, 2021, certain securities fair valued at $6,684,456 transferred out of Level 3 because observable market data became available for the securities.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2021

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2018.

At December 31, 2021, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$113,807,101
Unrealized depreciation	(8,747,656)
Net unrealized appreciation	$105,059,445
Aggregate cost	$113,305,411

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, Directors’ deferred compensation payments, passive foreign investment company shares, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Fund’s net assets have not been affected by this reclassification.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2021

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)

The tax character of distributions paid during the years ended December 31, 2021 and 2020 was as follows:

	2021	2020
Ordinary income	$1,515,278	$2,247,144
Long-term capital gain	35,558,530	4,494,288
Total	$37,073,808	$6,741,432

As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$197,987
Undistributed long-term capital gain	4,906,919
Net unrealized appreciation on investments and foreign currency transactions	105,059,271
Other temporary differences	(145,422)
Total	$110,018,755

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the year ended December 31, 2021 were $44,694,297 and $77,035,708, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2022; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2021

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2021 amounted to $9,000.

NOTE 4 - CAPITAL STOCK

At December 31, 2021, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2021
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	976,627	4,110,178	(3,953,486)	1,133,319
Value:	$10,420,262	$37,073,808	$(42,231,639)	$5,262,431

	Year ended December 31, 2020
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	1,292,442	744,910	(4,474,453)	(2,437,101)
Value:	$9,685,625	$6,741,432	$(36,092,897)	$(19,665,840)

NOTE 5 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2021, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2021, the Fund declared and paid long-term capital gain distributions in the amount of $35,558,530.

During the calendar year ended December 31, 2021, $1,515,278 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $1,489,610 or 98% as income qualifying for the corporate dividends-received deduction.

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.17	$8.48	$6.89	$10.19	$9.10
Income (Loss) from Investment Operations:
Net Investment Income[a]	0.06	0.06	0.07	0.09	0.07
Net Realized and Unrealized Gains (Losses)	1.59	0.93	2.09	(1.49)	1.99
Total from Investment Operations	1.65	0.99	2.16	(1.40)	2.06
Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.06)	(0.14)	(0.09)	(0.08)
Distributions from Realized Gains	(1.77)	(0.24)	(0.43)	(1.81)	(0.89)
Total Dividends and Distributions	(1.84)	(0.30)	(0.57)	(1.90)	(0.97)
Net Asset Value, End of Period	$8.98	$9.17	$8.48	$6.89	$10.19
Total Return[b]	17.85%	11.72%	31.17%	(13.60)%	22.63%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$218,296	$212,366	$217,068	$194,007	$254,032
Ratio of Expenses to Average Net Assets:
Gross	0.65%	0.65%	0.64%	0.64%	0.64%
Net[c]	0.65%	0.65%	0.64%	0.64%	0.64%
Ratio of Net Investment Income to Average Net Assets	0.52%	0.71%	0.90%	0.86%	0.72%
Portfolio Turnover Rate[d]	20%	13%	8%	23%	12%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[c]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the Fund), including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Denver, Colorado
February 8, 2022

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Executive Chairman, TradeLane Properties LLC (industrial real estate company); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational and
media company); Director, Colfax Corp. (engineering
and manufacturer of pumps and fluid handling
equipment); Director, Cable ONE Inc. (cable service
provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, LLC (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Lead Independent Director, Fifth Third Bancorp (diversified financial services).
Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company); Director, Berkshire Hathaway
Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio (the “Fund”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Financial Portfolio outperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the twelve-month period ended December 31, 2021 (the “period”). The Fund delivered a total return of 30.54%, versus a 28.71% return for the S&P 500®. The sectors1 within the Index that reported the strongest performance were Energy (up 55%), Real Estate (up 46%), and Information Technology (up 36%). All five industries within the Financials sector of the Index saw positive performance (Banks, Capital Markets, Consumer Finance, Diversified Financial Services, and Insurance). The sectors within the Index that reported the weakest performance were Utilities (up 18%), Consumer Staples (up 19%), and Industrials (up 21%).

Contributors to Performance
The Fund’s largest industry weighting during the period was in Banks, which was the top contributor2 to absolute performance. The Fund ended the period with 44% of net assets in this industry. Five of the top ten holdings during the period came from the Bank industry. Wells Fargo3 (up 61%), Bank of America (up 50%), JPMorgan Chase (up 28%), PNC Financial (up 38%), and U.S. Bancorp (up 24%) were all among the top contributors.
The Fund’s Consumer Finance position was also a strong contributor to performance. The Fund benefited from its higher weighting (15% average weight) and its stronger stock selection (up 44%, compared to up 39% for the Index industry). The biggest single contributor to performance was also the largest holding at the end of the period, Capital One Financial. Capital One Financial was up 49% and represented 9.00% of net assets at the end of the period. Another top contributor from this industry was American Express, which was up 37%.
Other top performers during the period were Bank of New York Mellon (up 41%), Charles Schwab (up 60%), and Berkshire Hathaway (up 30%).
Detractors from Performance
Ping An Insurance (down 16%), a new Insurance holding during the period, was the single largest detractor from performance. Greenlight Capital (up 7%) was a weaker contributor from the Insurance industry. The Fund’s holdings underperformed those of the Index industry (up 20%, compared to up 32%).
A couple of Bank holdings also hindered Fund performance. M&T Bank (down 2%) and Metro Bank (down 32%) were top detractors from performance. Danske Bank (up 6%) and Truist Financial (up 3%) were also weaker performers. The Fund no longer owns M&T Bank and Truist Financial.
Alphabet (down 2%) was another top detractor while State Street (up 4%) only slightly contributed. The Fund liquidated its position in Alphabet, the only non-financial holding, and State Street during the period.
The Fund had an average weighting of 18% of net assets in foreign securities. The Fund’s foreign holdings underperformed the U.S. holdings (up 19%, compared to up 35%).

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio’s principal risks are: stock market risk, common stock risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Financial Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2021, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2011

Average Annual Total Return for periods ended December 31, 2021

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	30.54%	10.86%	13.13%	6.63%	0.70%	0.70%
Standard & Poor’s 500® Index	28.71%	18.46%	16.54%	7.68%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
December 31, 2021

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/21 Net Assets)		(% of 12/31/21 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	78.70%	Banks	46.52%	3.96%
Common Stock (Foreign)	19.23%	Diversified Financials	33.04%	4.89%
Short-Term Investments	1.97%	Insurance	20.44%	1.83%
Other Assets & Liabilities	0.10%	Information Technology	–	29.17%
	100.00%	Health Care	–	13.29%
		Media & Entertainment	–	8.99%
		Retailing	–	6.82%
		Capital Goods	–	5.16%
		Food, Beverage & Tobacco	–	2.87%
		Real Estate	–	2.77%
		Other	–	20.25%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/21 Net Assets)

Capital One Financial Corp.	Consumer Finance	9.00%
JPMorgan Chase & Co.	Banks	6.68%
Wells Fargo & Co.	Banks	6.25%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	5.98%
Bank of New York Mellon Corp.	Capital Markets	5.85%
Bank of America Corp.	Banks	5.81%
U.S. Bancorp	Banks	5.73%
Chubb Ltd.	Property & Casualty Insurance	5.62%
PNC Financial Services Group, Inc.	Banks	5.24%
Markel Corp.	Property & Casualty Insurance	4.99%

New Positions Added (01/01/21-12/31/21)
(Highlighted positions are those greater than 1.00% of the Fund’s 12/31/21 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/21 Net Assets
M&T Bank Corp.	Banks	03/18/21	–
Ping An Insurance (Group) Co.
of China, Ltd. - H	Life & Health Insurance	07/29/21	1.28%
State Street Corp.	Capital Markets	03/18/21	–
Truist Financial Corp.	Banks	03/18/21	–

Positions Closed (01/01/21-12/31/21)
(Gains and losses greater than $70,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Alphabet Inc., Class A	Media & Entertainment	01/06/21	$910,694
Alphabet Inc., Class C	Media & Entertainment	01/06/21	64,171
M&T Bank Corp.	Banks	12/14/21	(74,513)
State Street Corp.	Capital Markets	08/05/21	(152)
Truist Financial Corp.	Banks	12/06/21	(20,631)

4

DAVIS FINANCIAL PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2021. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)	Expenses Paid During Period* (07/01/21-12/31/21)
Actual	$1,000.00	$1,043.95	$3.61
Hypothetical	$1,000.00	$1,021.68	$3.57

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.70%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
December 31, 2021

	Shares	Value (Note 1)
COMMON STOCK – (97.93%)
FINANCIALS – (97.93%)
Banks – (45.56%)
Banks – (43.71%)
Bank of America Corp.	88,640	$3,943,594
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	52,620	2,005,348
Danske Bank A/S (Denmark)	113,260	1,958,454
DBS Group Holdings Ltd. (Singapore)	122,737	2,974,614
DNB Bank ASA (Norway)	103,801	2,380,933
JPMorgan Chase & Co.	28,600	4,528,810
Metro Bank PLC (United Kingdom)*	139,120	180,962
PNC Financial Services Group, Inc.	17,710	3,551,209
U.S. Bancorp	69,170	3,885,279
Wells Fargo & Co.	88,370	4,239,992
		29,649,195
Thrifts & Mortgage Finance – (1.85%)
Rocket Companies, Inc., Class A	89,760	1,256,640
		30,905,835
Diversified Financials – (32.35%)
Capital Markets – (13.60%)
Bank of New York Mellon Corp.	68,310	3,967,445
Charles Schwab Corp.	30,650	2,577,665
Julius Baer Group Ltd. (Switzerland)	39,959	2,682,936
		9,228,046
Consumer Finance – (12.77%)
American Express Co.	15,650	2,560,340
Capital One Financial Corp.	42,060	6,102,486
		8,662,826
Diversified Financial Services – (5.98%)
Berkshire Hathaway Inc., Class A *	9	4,055,958
		21,946,830
Insurance – (20.02%)
Life & Health Insurance – (1.28%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	120,000	864,117
Property & Casualty Insurance – (14.39%)
Chubb Ltd.	19,716	3,811,300
Loews Corp.	44,380	2,563,389
Markel Corp. *	2,745	3,387,330
		9,762,019
Reinsurance – (4.35%)
Alleghany Corp. *	2,980	1,989,418
Everest Re Group, Ltd.	2,230	610,842
Greenlight Capital Re, Ltd., Class A *	45,000	352,800
		2,953,060
		13,579,196
	Total Financials	66,431,861
TOTAL COMMON STOCK – (Identified cost $36,721,300)		66,431,861

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2021

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.97%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.04%, 01/03/22, dated 12/31/21, repurchase value of $700,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.50%-9.50%, 04/01/22-01/15/59, total market value $714,000)	$700,000	$700,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 01/03/22, dated 12/31/21, repurchase value of $638,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-3.00%, 12/01/46-01/01/52, total market value $650,760)	638,000	638,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,338,000)		1,338,000
	Total Investments – (99.90%) – (Identified cost $38,059,300)		67,769,861
	Other Assets Less Liabilities – (0.10%)		65,673
		Net Assets – (100.00%)	$67,835,534

*	Non-income producing security.

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2021

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$67,769,861
Cash	416
Receivables:
Capital stock sold	142,227
Dividends and interest	79,235
Prepaid expenses	2,347
Total assets	67,994,086
LIABILITIES:
Payables:
Capital stock redeemed	86,185
Accrued audit fees	13,133
Accrued custodian fees	17,700
Accrued investment advisory fees	32,473
Other accrued expenses	9,061
Total liabilities	158,552
NET ASSETS	$67,835,534
SHARES OUTSTANDING	4,856,021
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$13.97
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$4,856
Additional paid-in capital	38,104,601
Distributable earnings	29,726,077
Net Assets	$67,835,534
*Including:
Cost of investments	$38,059,300

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the year ended December 31, 2021

INVESTMENT INCOME:
Income:
Dividends*		$1,352,915
Interest		768
Total income		1,353,683
Expenses:
Investment advisory fees (Note 3)	$377,525
Custodian fees	22,857
Transfer agent fees	11,311
Audit fees	19,376
Legal fees	1,667
Accounting fees (Note 3)	2,000
Reports to shareholders	3,274
Directors’ fees and expenses	23,362
Registration and filing fees	14
Miscellaneous	15,902
Total expenses		477,288
Net investment income		876,395
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		4,904,928
Foreign currency transactions		(459)
Net realized gain		4,904,469
Net increase in unrealized appreciation		11,309,017
Net realized and unrealized gain on investments and foreign currency transactions		16,213,486
Net increase in net assets resulting from operations		$17,089,881

*Net of foreign taxes withheld of		$67,697

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2021	2020
OPERATIONS:
Net investment income	$876,395	$753,152
Net realized gain from investments and foreign currency transactions	4,904,469	2,997,345
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	11,309,017	(8,550,729)
Net increase (decrease) in net assets resulting from operations	17,089,881	(4,800,232)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(6,021,876)	(4,015,372)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	892,019	(3,299,831)
Total increase (decrease) in net assets	11,960,024	(12,115,435)
NET ASSETS:
Beginning of year	55,875,510	67,990,945
End of year	$67,835,534	$55,875,510

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
December 31, 2021

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Fund’s investments and thus Fund performance. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2021

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Financials	$66,431,861	$–	$–	$66,431,861
Short-Term Investments	–	1,338,000	–	1,338,000
Total Investments	$66,431,861	$1,338,000	$–	$67,769,861

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2018.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2021

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

At December 31, 2021, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$31,645,447
Unrealized depreciation	(1,967,162)
Net unrealized appreciation	$29,678,285
Aggregate cost	$38,091,576

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, and Directors’ deferred compensation payments. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2021 and 2020 was as follows:

	2021	2020
Ordinary income	$1,549,748	$750,124
Long-term capital gain	4,472,128	3,265,248
Total	$6,021,876	$4,015,372

As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$49,660
Undistributed long-term capital gain	31,111
Net unrealized appreciation on investments and foreign currency transactions	29,679,090
Other temporary differences	(33,784)
Total	$29,726,077

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2021

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the year ended December 31, 2021 were $8,884,613 and $13,832,635, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2022; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2021 amounted to $2,000.

14

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2021

NOTE 4 - CAPITAL STOCK

At December 31, 2021, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2021
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	1,290,688	429,520	(1,621,580)	98,628
Value:	$18,293,169	$6,021,876	$(23,423,026)	$892,019

	Year ended December 31, 2020
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	801,010	347,050	(1,437,469)	(289,409)
Value:	$7,989,569	$4,015,372	$(15,304,772)	$(3,299,831)

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2021, the Fund declared and paid long-term capital gain distributions in the amount of $4,472,128.

During the calendar year ended December 31, 2021, $1,549,748 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $908,221 or 59% as income qualifying for the corporate dividends-received deduction.

15

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.74	$13.47	$11.55	$15.50	$14.03
Income (Loss) from Investment Operations:
Net Investment Income	0.20	0.17	0.22	0.21	0.12
Net Realized and Unrealized Gains (Losses)	3.39	(0.99)	2.77	(1.89)	2.89
Total from Investment Operations	3.59	(0.82)	2.99	(1.68)	3.01
Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.17)	(0.21)	(0.20)	(0.12)
Distributions from Realized Gains	(1.15)	(0.74)	(0.86)	(2.07)	(1.42)
Total Dividends and Distributions	(1.36)	(0.91)	(1.07)	(2.27)	(1.54)
Net Asset Value, End of Period	$13.97	$11.74	$13.47	$11.55	$15.50
Total Return[a]	30.54%	(5.99)%	25.86%	(10.67)%	21.42%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$67,836	$55,876	$67,991	$61,692	$75,378
Ratio of Expenses to Average Net Assets:
Gross	0.70%	0.73%	0.70%	0.69%	0.72%
Net[b]	0.70%	0.73%	0.70%	0.69%	0.72%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.49%	1.58%	1.31%	0.75%
Portfolio Turnover Rate[c]	13%	12%	6%	23%	14%

[a]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[b]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[c]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS FINANCIAL PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the Fund), including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Denver, Colorado
February 8, 2022

17

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Executive Chairman, TradeLane Properties LLC (industrial real estate company); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational and
media company); Director, Colfax Corp. (engineering
and manufacturer of pumps and fluid handling
equipment); Director, Cable ONE Inc. (cable service
provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, LLC (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Lead Independent Director, Fifth Third Bancorp (diversified financial services).
Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company); Director, Berkshire Hathaway
Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

18

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio (the “Fund”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Real Estate Portfolio underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the twelve-month period ended December 31, 2021 (the “period”). The Fund delivered a total return of 41.98%, versus a 46.11% return for the Wilshire Index. The sub-industries1 within the Wilshire Index that reported the strongest performance were Retail REITs (up 77%), Industrial REITs (up 68%), and Residential REITs (up 58%). The sub-industries that reported the weakest performance were Hotel & Resort REITs (up 16%), Health Care REITs (up 17%), and Office REITs (up 21%).

Detractors from Performance
Only one Fund holding experienced a negative return for the period. CatchMark Timber Trust2 (down 6%), a Specialized REIT purchased during the period, was the top detractor3 from performance. VICI Properties (up 26%), purchased at the beginning of the period, was a small contributor from the Specialized REITs sub-industry.
When compared to the Wilshire Index, the Fund’s holdings in Industrial REITs hindered performance. The Fund was underweight (14% average weighting, versus 16% for the Index sub-industry) and its holdings underperformed (up 64%, versus up 68%) in a top performing sub-industry of the Index. EastGroup Properties (up 5%) and new holding Americold Realty Trust (up 8%) were among the weaker performers. The Fund no longer owns EastGroup Properties.

Another sub-industry that detracted relative to the Wilshire Index was Hotel & Resort REITs. The Fund had a higher average weighting than the Index sub-industry (6%, compared to 4%) and the holdings underperformed (up 13%, compared to up 16%). Sunstone Hotel Investors (up 4%) and Ryman Hospitality Properties (up 26%) were among the smallest contributors. The Fund no longer owns Ryman Hospitality Properties.

Residential REITs were also an important detractor when compared to the Index. The Fund was underweight (19% average weighting, versus 22% for the Index sub-industry) and its holdings slightly underperformed (up 56%, versus up 58%) in a strong performing sub-industry. An overweight position in the weaker performing Office REITs sub-industry (14%, compared to 11%) also hindered relative performance. Vornado Realty (up 18%) was a weaker performer from the Office REITs sub-industry.

The Fund ended the period with 5.82% of net assets invested in repurchase agreements. The Fund’s 5% average repurchase agreement position during the period hindered relative performance in this strong market environment.

Contributors to Performance
As discussed above, the Residential REITs position in the Fund was a detractor to performance relative to the Wilshire Index. However, Residential REITs provided the largest contribution to absolute performance due to its aforementioned large weighting and strong performance. AvalonBay Communities (up 62%), Essex Property Trust (up 52%), and Equity Residential (up 57%) were all among the top contributors to performance.

Another relative detractor that contributed significantly to performance on an absolute basis during the period was the Fund’s Industrial REITs position. Prologis (up 72%) was the single most important contributor to performance and largest holding at the end of the period, representing 6.48% of net assets. Rexford Industrial Realty (up 68%) and Terreno Realty (up 49%) were other significant performers from the Industrial REITs sub-industry.

The Fund’s Specialized REITs position was the Fund’s largest sub-industry position with an average weighting of 21%. Public Storage (up 67%) and Extra Space Storage (up 101%) were top contributors to performance.

When compared to the Wilshire Index, the Fund benefited from its holding in the weaker performing Health Care REITs sub-industry. The Fund had a lower average weighting than the Index sub-industry (8%, compared to 11%) and the holdings outperformed (up 29%, compared to up 17%).

Simon Property Group (up 96%) and Brixmor Property Group (up 60%), both Retail REITs, were both significant contributors during the period.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Portfolio’s principal risks are: stock market risk, common stock risk, real estate risk, headline risk, large-capitalization companies risk, manager risk, fees and expenses risk, mid- and small-capitalization companies risk, and variable current income risk. See the prospectus for a full description of each risk.
Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the real estate sector more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2021, unless otherwise noted.
[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
[2]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

[3]
A company’s or sub-industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

2

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on December 31, 2011

Average Annual Total Return for periods ended December 31, 2021

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	41.98%	11.07%	10.76%	9.23%	0.97%	0.97%
Standard & Poor’s 500® Index	28.71%	18.46%	16.54%	7.68%
Wilshire U.S. Real Estate Securities Index	46.11%	11.04%	11.63%	10.94%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
December 31, 2021

Portfolio Composition		Sub-Industry Weightings
(% of Fund’s 12/31/21 Net Assets)		(% of 12/31/21 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock	94.05%	Specialized REITs	24.45%	23.42%
Short-Term Investments	5.82%	Residential REITs	20.64%	23.00%
Other Assets & Liabilities	0.13%	Industrial REITs	15.64%	17.91%
	100.00%	Office REITs	13.07%	9.81%
		Retail REITs	12.25%	10.61%
		Health Care REITs	9.39%	9.32%
		Hotel & Resort REITs	3.57%	3.17%
		Diversified REITs	0.99%	2.25%
		Real Estate Operating Companies	–	0.27%
		Hotels, Resorts & Cruise Lines	–	0.24%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/21 Net Assets)

Prologis, Inc.	Industrial REITs	6.48%
Rexford Industrial Realty, Inc.	Industrial REITs	4.10%
Equinix, Inc.	Specialized REITs	3.80%
Simon Property Group, Inc.	Retail REITs	3.74%
Public Storage	Specialized REITs	3.69%
American Tower Corp.	Specialized REITs	3.69%
American Campus Communities, Inc.	Residential REITs	3.66%
Terreno Realty Corp.	Industrial REITs	3.64%
Welltower Inc.	Health Care REITs	3.57%
AvalonBay Communities, Inc.	Residential REITs	3.35%

4

DAVIS REAL ESTATE PORTFOLIO	Fund Overview – (Continued)
December 31, 2021

New Positions Added (01/01/21-12/31/21)
(Highlighted positions are those greater than 1.40% of the Fund’s 12/31/21 net assets)
Security	Sub-Industry	Date of 1st Purchase	% of Fund’s 12/31/21 Net Assets
American Tower Corp.	Specialized REITs	06/24/21	3.69%
Americold Realty Trust	Industrial REITs	09/24/21	0.48%
CatchMark Timber Trust Inc., Class A	Specialized REITs	10/15/21	0.85%
Healthcare Trust of America, Inc.	Health Care REITs	04/26/21	1.47%
Ryman Hospitality Properties, Inc.	Hotel & Resort REITs	01/04/21	–
Six Flags Entertainment Corp.	Leisure Facilities	01/08/21	–
STORE Capital Corp.	Diversified REITs	12/06/21	0.93%
Sun Communities, Inc.	Residential REITs	04/27/21	1.07%
UDR, Inc.	Residential REITs	01/06/21	1.49%
VICI Properties Inc.	Specialized REITs	01/06/21	0.70%

Positions Closed (01/01/21-12/31/21)
(Gains greater than $50,000 are highlighted)
Security	Sub-Industry	Date of Final Sale	Realized Gain
CoreSite Realty Corp.	Specialized REITs	12/28/21	$112,941
EastGroup Properties, Inc.	Industrial REITs	02/04/21	54,072
Ryman Hospitality Properties, Inc.	Hotel & Resort REITs	11/26/21	14,961
Six Flags Entertainment Corp.	Leisure Facilities	09/22/21	23,245

5

DAVIS REAL ESTATE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2021. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)	Expenses Paid During Period* (07/01/21-12/31/21)
Actual	$1,000.00	$1,166.31	$5.13
Hypothetical	$1,000.00	$1,020.47	$4.79

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.94%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
December 31, 2021

	Shares	Value (Note 1)
COMMON STOCK – (94.05%)
REAL ESTATE – (94.05%)
Equity Real Estate Investment Trusts (REITs) – (94.05%)
Diversified REITs – (0.93%)
STORE Capital Corp.	4,500	$154,800
Health Care REITs – (8.83%)
Healthcare Trust of America, Inc.	7,330	244,748
Healthpeak Properties, Inc.	8,500	306,765
Ventas, Inc.	6,350	324,612
Welltower Inc.	6,940	595,244
		1,471,369
Hotel & Resort REITs – (3.35%)
Host Hotels & Resorts Inc. *	13,750	239,112
Sunstone Hotel Investors, Inc. *	27,220	319,291
		558,403
Industrial REITs – (14.70%)
Americold Realty Trust	2,420	79,352
Prologis, Inc.	6,413	1,079,693
Rexford Industrial Realty, Inc.	8,430	683,757
Terreno Realty Corp.	7,110	606,412
		2,449,214
Office REITs – (12.30%)
Alexandria Real Estate Equities, Inc.	2,210	492,741
Boston Properties, Inc.	2,090	240,726
Cousins Properties, Inc.	10,545	424,753
Douglas Emmett, Inc.	8,010	268,335
Highwoods Properties, Inc.	4,430	197,534
Hudson Pacific Properties, Inc.	8,810	217,695
SL Green Realty Corp.	1,307	93,712
Vornado Realty Trust	2,690	112,603
		2,048,099
Residential REITs – (19.42%)
American Campus Communities, Inc.	10,630	608,993
American Homes 4 Rent, Class A	7,070	308,323
AvalonBay Communities, Inc.	2,210	558,224
Camden Property Trust	1,880	335,918
Equity Residential	5,430	491,415
Essex Property Trust, Inc.	1,430	503,689
Sun Communities, Inc.	850	178,475
UDR, Inc.	4,150	248,958
		3,233,995
Retail REITs – (11.52%)
Acadia Realty Trust	5,547	121,091
Brixmor Property Group, Inc.	21,740	552,414
Federal Realty Investment Trust	2,570	350,342
Retail Opportunity Investments Corp.	13,865	271,754
Simon Property Group, Inc.	3,900	623,103
		1,918,704

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2021

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
	Equity Real Estate Investment Trusts (REITs) – (Continued)
	Specialized REITs – (23.00%)
	American Tower Corp.	2,100	$614,250
	CatchMark Timber Trust Inc., Class A	16,320	142,147
	Crown Castle International Corp.	2,060	430,005
	CyrusOne Inc.	1,870	167,776
	Digital Realty Trust, Inc.	3,040	537,685
	Equinix, Inc.	748	632,688
	Extra Space Storage Inc.	1,380	312,887
	Life Storage, Inc.	1,710	261,938
	Public Storage	1,640	614,279
	VICI Properties Inc.	3,880	116,827
			3,830,482
		Total Real Estate	15,665,066
	TOTAL COMMON STOCK – (Identified cost $9,815,730)		15,665,066
SHORT-TERM INVESTMENTS – (5.82%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.04%, 01/03/22, dated 12/31/21, repurchase value of $508,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.50%-9.50%, 04/01/22-01/15/59, total market value $518,160)	$508,000	508,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 01/03/22, dated 12/31/21, repurchase value of $462,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-3.00%, 06/01/35-01/01/52, total market value $471,240)	462,000	462,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $970,000)		970,000
	Total Investments – (99.87%) – (Identified cost $10,785,730)		16,635,066
	Other Assets Less Liabilities – (0.13%)		20,917
		Net Assets – (100.00%)	$16,655,983

*	Non-income producing security.

See Notes to Financial Statements

8

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2021

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$16,635,066
Cash	418
Receivables:
Capital stock sold	30,857
Dividends and interest	46,472
Prepaid expenses	510
Total assets	16,713,323
LIABILITIES:
Payables:
Capital stock redeemed	20,739
Accrued audit fees	12,293
Accrued custodian fees	6,680
Accrued investment advisory fees	9,434
Other accrued expenses	8,194
Total liabilities	57,340
NET ASSETS	$16,655,983
SHARES OUTSTANDING	844,769
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$19.72
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$845
Additional paid-in capital	10,598,226
Distributable earnings	6,056,912
Net Assets	$16,655,983
*Including:
Cost of investments	$10,785,730

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the year ended December 31, 2021

INVESTMENT INCOME:
Income:
Dividends		$252,277
Interest		332
Total income		252,609
Expenses:
Investment advisory fees (Note 3)	$77,300
Custodian fees	8,816
Transfer agent fees	6,906
Audit fees	18,256
Legal fees	340
Accounting fees (Note 3)	2,000
Reports to shareholders	812
Directors’ fees and expenses	7,661
Registration and filing fees	3
Miscellaneous	13,635
Total expenses		135,729
Net investment income		116,880
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Investment transactions		841,005
Net realized gain		841,005
Net increase in unrealized appreciation		3,916,022
Net realized and unrealized gain on investments		4,757,027
Net increase in net assets resulting from operations		$4,873,907

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2021	2020
OPERATIONS:
Net investment income	$116,880	$150,299
Net realized gain (loss) from investments and foreign currency transactions	841,005	(698,208)
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	3,916,022	(851,809)
Net increase (decrease) in net assets resulting from operations	4,873,907	(1,399,718)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(167,554)	(283,607)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	323,329	(1,104,053)
Total increase (decrease) in net assets	5,029,682	(2,787,378)
NET ASSETS:
Beginning of year	11,626,301	14,413,679
End of year	$16,655,983	$11,626,301

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
December 31, 2021

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Fund’s investments and thus Fund performance. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2021

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Real Estate	$15,665,066	$–	$–	$15,665,066
Short-Term Investments	–	970,000	–	970,000
Total Investments	$15,665,066	$970,000	$–	$16,635,066

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2018.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2021

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

During the year ended December 31, 2021, the Fund utilized $541,820 in capital loss carryforwards and thus did not have unused capital loss carryforwards available for federal income tax purposes at the end of the year.

At December 31, 2021, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$5,891,390
Unrealized depreciation	(199,337)
Net unrealized appreciation	$5,692,053
Aggregate cost	$10,943,013

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, excise tax payments, Directors’ deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2021 and 2020 was as follows:

	2021	2020
Ordinary income	$167,554	$283,607
Total	$167,554	$283,607

As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$97,409
Undistributed long-term capital gain	276,753
Net unrealized appreciation on investments and foreign currency transactions	5,692,053
Other temporary differences	(9,303)
Total	$6,056,912

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2021

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the year ended December 31, 2021 were $3,762,715 and $4,012,647, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2022; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2021 amounted to $2,000.

15

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2021

NOTE 4 - CAPITAL STOCK

At December 31, 2021, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2021
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	155,394	9,658	(147,690)	17,362
Value:	$2,619,644	$167,554	$(2,463,869)	$323,329

	Year ended December 31, 2020
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	69,885	22,331	(183,511)	(91,295)
Value:	$988,516	$283,607	$(2,376,176)	$(1,104,053)

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2021, $167,554 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $0 or 0% as income qualifying for the corporate dividends-received deduction.

16

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.05	$15.69	$13.02	$14.85	$14.36
Income (Loss) from Investment Operations:
Net Investment Income[a]	0.14	0.17	0.28	0.30	0.22
Net Realized and Unrealized Gains (Losses)	5.73	(1.48)	3.06	(1.01)	0.96
Total from Investment Operations	5.87	(1.31)	3.34	(0.71)	1.18
Dividends and Distributions:
Dividends from Net Investment Income	(0.20)	(0.27)	(0.15)	(0.41)	(0.18)
Distributions from Realized Gains	–	(0.06)	(0.52)	(0.71)	(0.51)
Total Dividends and Distributions	(0.20)	(0.33)	(0.67)	(1.12)	(0.69)
Net Asset Value, End of Period	$19.72	$14.05	$15.69	$13.02	$14.85
Total Return[b]	41.98%	(8.08)%	25.74%	(4.82)%	8.25%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$16,656	$11,626	$14,414	$12,564	$15,602
Ratio of Expenses to Average Net Assets:
Gross	0.97%	1.04%	0.97%	1.00%	0.93%
Net[c]	0.97%	1.00%	0.97%	1.00%	0.93%
Ratio of Net Investment Income to Average Net Assets	0.83%	1.28%	1.83%	2.07%	1.50%
Portfolio Turnover Rate[d]	28%	24%	15%	40%	22%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[c]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

17

DAVIS REAL ESTATE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the Fund), including the schedule of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Denver, Colorado
February 8, 2022

18

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Executive Chairman, TradeLane Properties LLC (industrial real estate company); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational and
media company); Director, Colfax Corp. (engineering
and manufacturer of pumps and fluid handling
equipment); Director, Cable ONE Inc. (cable service
provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, LLC (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Lead Independent Director, Fifth Third Bancorp (diversified financial services).
Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company); Director, Berkshire Hathaway
Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

19

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Directors has determined that independent director Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2021 and December 31, 2020 were $59,360 and $58,240, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees for fiscal year ends December 31, 2021 and December 31, 2020 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends December 31, 2021 and December 31, 2020 were $26,549 and $25,250, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2021 and December 31, 2020 were $0 and $0, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable

(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2021 and December 31, 2020.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  EXHIBITS

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 8, 2022

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: February 8, 2022